Derivative Instruments and Hedging Activities - Fair Value of Derivative Instruments on Gross Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 81.0	$ 96.6
Derivative Liabilities	237.7	244.1
Derivatives Not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	1.2	4.2
Derivative Liabilities	2.4	4.6
Foreign Exchange Forward Contracts [Member] | Derivatives Not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	1.2	3.1
Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	58.4	73.2
Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member] | Derivatives Not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	1.2	3.1
Foreign Exchange Forward Contracts [Member] | Other Assets [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	17.2	16.6
Foreign Exchange Forward Contracts [Member] | Other Current Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	13.9	8.0
Foreign Exchange Forward Contracts [Member] | Other Current Liabilities [Member] | Derivatives Not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	2.4	4.6
Foreign Exchange Forward Contracts [Member] | Other Long-term Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	11.0	14.5
Cross-currency Interest Rate Swaps [Member] | Other Current Assets [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	0.0	6.8
Cross-currency Interest Rate Swaps [Member] | Other Assets [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	5.4	0.0
Cross-currency Interest Rate Swaps [Member] | Other Current Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	33.3	3.3
Cross-currency Interest Rate Swaps [Member] | Other Long-term Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	34.8	46.3
Interest Rate Swaps [Member] | Other Long-term Liabilities [Member] | Derivatives Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 144.7	172.0
Forward Exchange Agreement [Member] | Other Current Assets [Member] | Derivatives Not Designated as Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		$ 1.1